Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	December 31	December 31
	2019	2018
Trade payables	$2,450	$3,567
Accrued liabilities and other	2,693	3,643

	$5,143	$7,210